SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IPO Distribution Services
Revenue from contracts with customers	$ 8,185,595	$ 12,565,574	$ 13,760,209
Currency Exchange Service
Revenue from contracts with customers	$ 6,904,233	$ 12,607,089	$ 2,530,145